Goodwill - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning balance, Cost	$ 9,414	$ 2,328
Accumulated impairment at January 1, 2016	(186)	(207)
Beginning balance, Book value	9,228	2,121
Changes in book value:
Acquisitions	14	7,464
Transfer to assets held for sale	(349)	(179)
Translation differences	(25)	(178)
Total changes	(385)	7,107
Ending balance, Cost	9,029	9,414
Accumulated impairment at December 31, 2016	(186)	(186)
Ending balance, Book value	8,843	$ 9,228
Freescale Semiconductor, Ltd. [Member]
Changes in book value:
Purchase accounting adjustments related to Freescale acquisition	$ (25)